Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of revenue, EBITDA, and capital expenditures by operating segments
The following table presents revenue, capital expenditures, and EBITDA for each of our operating segments:

	Hughes	EchoStar Satellite Services	All Other and Eliminations	Consolidated Total
	(In thousands)
For the Year Ended December 31, 2016
Net revenue:
External revenue	$1,389,152	$406,970	$3,671	$1,799,793
Intersegment revenue	$3,209	$690	$(3,899)	$—
Total revenue	$1,392,361	$407,660	$(228)	$1,799,793
Capital expenditures	$322,362	$58,925	$—	$381,287
EBITDA	$427,802	$339,496	$15,209	$782,507
For the Year Ended December 31, 2015
Net revenue:
External revenue	$1,344,945	$489,842	$2,345	$1,837,132
Intersegment revenue	$2,395	$749	$(3,144)	$—
Total revenue	$1,347,340	$490,591	$(799)	$1,837,132
Capital expenditures	$285,499	$101,215	$—	$386,714
EBITDA	$396,684	$412,607	$(4,699)	$804,592
For the Year Ended December 31, 2014
Net revenue:
External revenue	$1,325,887	$481,579	$511	$1,807,977
Intersegment revenue	$1,831	$2,876	$(4,707)	$—
Total revenue	$1,327,718	$484,455	$(4,196)	$1,807,977
Capital expenditures	$218,607	$28,734	$—	$247,341
EBITDA	$356,871	$419,442	$5,137	$781,450

Schedule of reconciliation of EBITDA to reported income (loss) before income taxes
The following table reconciles total consolidated EBITDA to reported “Income before income taxes” in our consolidated statements of operations and comprehensive income (loss):

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
EBITDA	$782,507	$804,592	$781,450
Interest income and expense, net	(174,600)	(164,734)	(188,024)
Depreciation and amortization	(414,133)	(430,127)	(452,138)
Net income attributable to noncontrolling interests	1,706	1,617	1,389
Income before income taxes	$195,480	$211,348	$142,677

Summary of total long-lived assets and revenue attributed to the North American and other foreign locations
The following table summarizes total long-lived assets and revenue attributed to the North America and other foreign locations.

	As of December 31,
Long-lived assets:	2016	2015
	(In thousands)
North America:
United States	$3,111,452	$3,266,471
Canada and Mexico	16,630	1,076
All other	223,209	89,106
Total long-lived assets	$3,351,291	$3,356,653

	For the Years Ended December 31,
Revenue:	2016	2015	2014
	(In thousands)
North America:
United States	$1,469,666	$1,516,627	$1,470,481
Canada and Mexico	86,236	67,648	80,264
All other	243,891	252,857	257,232
Total revenue	$1,799,793	$1,837,132	$1,807,977

Summary of sales to major customer and its percentage of total revenue
The following table summarizes sales to this customer and its percentage of total revenue.

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
Total revenue:
DISH Network:
Hughes segment	$107,300	$105,181	$112,692
EchoStar Satellite Services segment	349,549	423,465	407,236
All Other and Eliminations	1,538	959	—
Total DISH Network	458,387	529,605	519,928
All other	1,341,406	1,307,527	1,288,049
Total revenue	$1,799,793	$1,837,132	$1,807,977

Percentage of total revenue:
DISH Network	25.5%	28.8%	28.8%
All other	74.5%	71.2%	71.2%